QUALITY GOVERNMENT BONDS


CAN ADD DIVERSIFICATION TO


YOUR PORTFOLIO.


COLONIAL GOVERNMENT FUNDS       Semiannual Report


FEBRUARY 29, 2000




- COLONIAL SHORT DURATION U.S. GOVERNMENT FUND

- COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND

- COLONIAL FEDERAL SECURITIES FUND

Table of Contents

1    PRESIDENT'S MESSAGE

2    PORTFOLIO MANAGERS'
     REPORT

3    HIGHLIGHTS

5    PERFORMANCE
     INFORMATION

10   INVESTMENT PORTFOLIO

15   FINANCIAL
     STATEMENTS

18   NOTES TO FINANCIAL
     STATEMENTS

22   FINANCIAL
     HIGHLIGHTS



Important Notes:

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sales.

All results shown assume reinvestment of distributions. The "without sales charge" returns do not include sales charges or contingent deferred sales charges (CDSC). The "with sales charge" returns include the maximum sales charge of 3.25% for Colonial Short Duration U.S. Government Fund and 4.75% for Colonial Intermediate U.S. Government Fund and Colonial Federal Securities Fund, and the maximum applicable contingent deferred sales charge of 4% for six months and 1 year on Class B shares and 1% for six months and 1 year for Class C shares for Colonial Short Duration U.S. Government Fund; 5% for six months and 1 year and 2% for 5 years on Class B shares and 1% for six months and 1 year on Class C shares for Colonial Intermediate U.S. Government Fund and Colonial Federal Securities Fund.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with class. Because the Funds are actively managed, there can be no guarantee the Funds will continue to maintain the portfolio structure and average life shown in the future.

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.


Not FDIC  May Lose Value
Insured   No Bank Guarantee

      PRESIDENT'S MESSAGE


COLONIAL GOVERNMENT FUNDS



Dear Shareholder:

During the six months that ended February 29, 2000, bond prices slumped under the pressures of rising interest rates and worries about continued economic growth and the potential rise in inflation. In an attempt to ward off inflationary pressures stemming from the unexpectedly strong U.S. economy and rebounding foreign economies, the Federal Reserve Board (Fed) raised interest rates in November and February. However, these rate hikes did little to calm investors' inflationary fears. A lower rate of bond issuance due to a federal budget surplus supported bond prices. While the supply of mortgage securities dwindled, causing these securities to become more sensitive to rising rates.

The Funds' managers actively managed each portfolio in response to the challenging bond market environment during the period. Although the Funds' performance reflected these difficult conditions, it is important to remember to maintain a long-term perspective when making investment decisions. For the six months ended February 29, 2000, Class A shares of each Fund generated the following returns without a sales charge:

       Colonial Short Duration U.S. Government Fund:   2.18%

       Colonial Intermediate U.S. Government Fund:     1.01%

       Colonial Federal Securities Fund:               0.67%

On the pages that follow, the Funds' managers will provide you with more specific information about the Funds' performance and the strategies employed during the period. As always, we thank you for choosing one of Colonial's Government Funds and for giving us the opportunity to serve your investment needs.

Respectfully,


/S/ Stephen E. Gibson
---------------------
Stephen E. Gibson
President
April 12, 2000

PORTFOLIO MANAGERS' REPORT


WHAT IS DURATION?

Duration measures a bond mutual fund's price sensitivity to interest rate movements. It is a mathematical calculation that assesses such factors as the maturities of the bonds in a fund's portfolio, coupon rates and how often they are paid, and market interest rates. In government bond funds, interest rate risk is the primary consideration. Therefore, the specific benefits and risks of these funds vary by their duration.

For example, if interest rates rise 1%, a fund with a 5-year duration is likely to lose 5% of its value. If interest rates decline 1%, the value of the same fund may increase 5%. The longer the fund's duration, the more sensitive its price is to interest rates.


ACTIVE MANAGEMENT OF DURATION

To combat some of the effects of rising interest rates, we actively managed the duration of the portfolios. Duration measures a portfolio's price sensitivity to interest rate movements. Generally speaking, the longer a portfolio's duration, the more its share price will fall (rise) as interest rates rise (fall).

In a rising interest rate environment, mortgage prepayment activity slows and the duration of mortgage securities lengthens. Like most bonds, as duration lengthens, the bonds' sensitivity to changing interest rates increases.

Rather than selling the portfolios' mortgage holdings as interest rates fell, we sold some Treasury securities to offset the lengthening of the portfolio. This strategy allowed us to maintain our exposure to the mortgage sector, which we felt offered compelling value and attractive long-term performance potential.


OUTLOOK CALLS FOR LESS VOLATILE ENVIRONMENT

We expect market conditions to moderate over the next six months or so. The Federal Reserve Board appears to be taking a gradual approach to keeping potential inflation in check. Given that, we expect further interest rate increases over the near term. But current consensus calls for some slowing of global economic growth in the second half of 2000. Even though higher oil prices may cause a slight uptick in the inflation rate, we don't expect it will rise dramatically. We believe productivity gains generated by New Economy technology, Internet and telecommunications companies should offset higher energy prices. With that outlook in mind, we believe that bonds will perform well over the longer term.



/S/ Leslie W. Finnemore      /S/ Michael R. Bissonnette     /S/ Ann T. Peterson



LESLIE W. FINNEMORE and MICHAEL R. BISSONNETTE are senior vice presidents of Colonial Management Associates (CMA). MS. FINNEMORE is co-portfolio manager of Colonial Federal Securities Fund, Colonial Intermediate U.S. Government Fund and Colonial Short Duration U.S. Government Fund. MR. BISSONNETTE is co-portfolio manager of Colonial Federal Securities Fund. ANN T. PETERSON is vice president of CMA and co-portfolio manager of Colonial Intermediate U.S. Government Fund and Colonial Short Duration U.S. Government Fund.





Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the Funds will fluctuate with changes in interest rates.

         HIGHLIGHTS





-  INTEREST RATES MOVED STEADILY HIGHER.

   Short-term interest rates rose more than 0.8% to 6.5% between the beginning and end of the period. Despite generally rising interest rates, long-term Treasurys got a boost from the government's plan to buy back outstanding long-term debt and curtail future issuance. Lower expected supply, along with increased demand for these bonds, tempered their increase in yield.

-  THE FED ACTED TO STEM POTENTIAL INFLATION.

   The Federal Reserve Board took a gradual, not aggressive, approach to raising interest rates to keep inflation in check. Persistent economic strength in both the U.S. and abroad prompted two quarter percent interest rate hikes, one in November and one in February.

-  MORTGAGES TRAILED TREASURYS.

   Although no bonds escaped the effects of rising interest rates, Treasury bonds outperformed mortgage-backed securities during the period. As the durations of mortgage securities lengthened in response to rising rates, they underperformed.


                     Mortgage vs. Treasury Bond Performance
                                8/31/99 - 2/29/00

[LINE GRAPH OMITTED]


Lehman Brothers MBS Index                        Salomon 10-Year Treasury Index

 "8/99"             0                                        0
 "9/99"             0.74                                     1.62
"10/99"             0.1                                      0.58
"11/99"            -0.71                                     0.06
"12/99"            -1.49                                    -0.25
 "1/00"             1.36                                    -0.87
 "2/00"             3.04                                     2.3


Performance of the 10-year Treasury bond is illustrated by the Salomon 10-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 10-year on-the-run Treasury market. Performance of mortgage bonds is illustrated by the Lehman Brothers MBS (Mortgage-Backed Security) Index, a broad-based, unmanaged index that tracks the performance of mortgage-backed securities. Unlike mutual funds, indexes are not investments and do not incur fees, risks or expenses. It is not possible to invest directly in an index.

SEMIANNUAL REPORT: COLONIAL SHORT DURATION U.S. GOVERNMENT FUND





COLONIAL SHORT DURATION U.S. GOVERNMENT FUND


DURATION

2/29/00      1.78 years

8/31/99      2.45 years


NET ASSET VALUE PER SHARE
ON 2/29/00

Class A       $9.65

Class B       $9.65

Class C       $9.65


DISTRIBUTIONS DECLARED PER
SHARE FROM 9/1/99 TO 2/29/00

Class A       $0.280

Class B       $0.249

Class C       $0.270


30-DAY SEC YIELDS ON 2/29/00

Class A        5.56%

Class B        5.08%

Class C       5.34%


The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.99% for Class A shares, 4.49% for Class B shares and 4.75% for Class C shares.



INVESTING PRIMARILY IN U.S. GOVERNMENT SECURITIES, THE FUND IS MANAGED FOR LOW PRICE VOLATILITY. IT IS THE MOST CONSERVATIVE OF COLONIAL'S THREE GOVERNMENT FUNDS, DESIGNED FOR INVESTORS WITH A SHORT INVESTMENT HORIZON AND/OR LOW RISK TOLERANCE.

The proportion of assets invested in mortgage-backed securities remained relatively constant at between 60% to 67% of investments throughout the past six months, with most of the remaining investments in Treasurys and agency notes.(1)

In response to the dramatic rise in interest rates during the period, the duration of our mortgage holdings lengthened. To offset this lengthening effect, we sold some holdings of mortgage-backed securities, which would have been most susceptible to rising rates. We also increased our cash position. These actions shortened the duration of the portfolio during the period and helped performance in a difficult bond environment. We believe that our active duration management and asset mix should benefit the Fund over the longer term.











(1)Calculated as a percentage of senior securities.

PERFORMANCE INFORMATION





AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/00

SHARE CLASS         A                  B                C
INCEPTION        10/1/92            2/1/93            1/4/95

             Without  With     Without  With     Without   With
              Sales   Sales    Sales    Sales    Sales    Sales
             Charge   Charge   Charge   Charge   Charge   Charge

6 months
(cumulative)   2.18%  (1.14)%   1.85%   (2.12)%   2.08%   1.09%
1 year         2.74   (0.60)    2.07    (1.83)    2.53    1.56
5 years        5.50    4.81     4.82     4.82     5.29    5.29
Life           4.74    4.28     4.10     4.10     4.60    4.60



AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99


SHARE CLASS           A               B                C
              Without   With    Without  With     Without  With
              Sales    Sales    Sales    Sales    Sales    Sales
              Charge   Charge   Charge   Charge   Charge   Charge

6 months
(cumulative)   1.51%   (1.79)%   1.20%   (2.76)%   1.42%   0.43%
1 year         1.80    (1.51)    1.14    (2.73)    1.60    0.63
5 years        5.88     5.18     5.20     5.20     5.67    5.67
Life           4.77     4.29     4.12     4.12     4.62    4.62

Past performance cannot predict future investment results.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

AVERAGE LIFE BREAKDOWN
AS OF 2/29/00

0-2 years     36.51%

2-4 years     34.13%

4-6 years     14.76%

6-7 years     14.60%

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.


SECTOR BREAKDOWNS
2/29/00 VS. 8/31/99

[BAR CHART OMITTED PLOT POINTS]

                                2/29/00           8/31/99
Fixed Rate
Mortgage Securities              61.2%              69.2%


Floating Rate Notes              19.3%              16.9%

Treasury Securities              10.5%               7.0%

Adjustable Rate
Mortgage Securities               9.0%               6.9%



Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

SEMIANNUAL REPORT: COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND

COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND

Duration

2/29/00            4.02 years
8/31/99            5.40 years

NET ASSET VALUE PER SHARE
ON 2/29/00

Class A                 $6.19
Class B                 $6.19
Class C                 $6.19
Class Z                 $6.19

DISTRIBUTIONS DECLARED PER SHARE FROM 9/1/99 TO 2/29/00


Class A               $0.194
Class B               $0.170
Class C               $0.175
Class Z               $0.201


30-day SEC yields on 2/29/00

Class A                 5.63%
Class B                 5.15%
Class C                 5.30%
Class Z                 6.17%


The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 5.15% for Class C shares.

THE FUND MAINTAINS A CONSERVATIVE PORTFOLIO INVESTED PRIMARILY IN U.S. GOVERNMENT SECURITIES, WITH A RISK PROFILE SIMILAR TO A FIVE-YEAR TREASURY. THE FUND IS MANAGED TO MAINTAIN AN AVERAGE DURATION OF BETWEEN 2.2 AND 5.5 YEARS.

Over the past six months, the bulk of the portfolio -- about 65% of investments -- remained in mortgage-backed securities.(1) This sector tends to perform well in a stable interest rate environment.

Our exposure to mortgage-backed securities held back the Fund's six-month performance because interest rates rose much higher and much faster than we and most other market watchers had anticipated. In response, the rate of mortgage prepayment activity slowed and mortgages' interest rate sensitivity -- as measured by duration -- was heightened. To offset some of the natural lengthening of our mortgage holdings and the rise in interest rates, we lowered the overall duration of the portfolio during the period. We expect more favorable conditions for mortgage-backed securities ahead and believe we are well positioned to take advantage of these conditions.


(1) Calculated as a percentage of senior securities.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/00

SHARE CLASS                A                     B                     C             Z
Inception              10/13/87               6/8/92                8/1/97        1/29/99
-----------------------------------------------------------------------------------------
                   Without    With       Without    With       Without   With     Without
                    Sales     Sales       Sales     Sales       Sales    Sales     Sales
                   Charge    Charge      Charge    Charge      Charge   Charge    Charge
6 months
(cumulative)        1.01%    (3.78)%      0.64%     (4.26)%     0.71%    (0.27)%   1.14%
1 year             (0.28)    (5.01)      (1.03)     (5.72)     (0.88)    (1.81)   (0.03)
5 years             5.61      4.58        4.82       4.49       5.28      5.28     5.66
10 years            6.06      5.55        5.45       5.45       5.90      5.90     6.09

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

SHARE CLASS             A                      B                     C                Z
------------------------------------------------------------------------------------------
                Without     With      Without     With       Without     With      Without
                 Sales      Sales      Sales      Sales       Sales      Sales      Sales
                Charge     Charge     Charge     Charge      Charge     Charge     Charge
6 months
(cumulative)     0.20%     (4.56)%    (0.16)%    (5.03)%     (0.09)%    (1.06)%     0.31%
1 year          (2.15)     (6.80)     (2.89)     (7.50)      (2.74)     (3.66)     (1.94)
5 years          6.26       5.23       5.47       5.15        5.95       5.95       6.31
10 years         6.05       5.54       5.46       5.46        5.90       5.90       6.08


Past performance cannot predict future investment results.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.


AVERAGE LIFE BREAKDOWN
AS OF 2/29/00


0-2 years               0.52%
2-4 years              24.20%
4-6 years              11.88%
6-8 years              24.15%
8-10 years             22.29%
10-15 years            11.75%
20+ years               5.21%

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

SECTOR BREAKDOWNS
2/29/00 VS. 8/31/99

                                   2/29/00             8/31/99
FHMAs                               34.9%               27.8%
GNMAs                               26.9%               28.7%
Treasury Securities                 33.6%               29.1%
FHLMCs                               2.4%                2.3%
Small Business Administration        2.2%                2.1%

Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

SEMIANNUAL REPORT: COLONIAL FEDERAL SECURITIES FUND


COLONIAL FEDERAL SECURITIES FUND

Duration
2/29/00            5.47 years
8/31/99            7.32 years

Net asset value per share
on 2/29/00

Class A                 $9.86
Class B                 $9.86
Class C                 $9.86
Class Z                 $9.86

Distributions declared per share from 9/1/99 to 2/29/00

Class A                $0.357
Class B                $0.320
Class C                $0.337
Class Z                $0.370


30-day SEC yields on 2/29/00

Class A                 6.65%
Class B                 6.21%
Class C                 6.37%
Class Z                 7.25%

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 6.21% for Class C shares.

THE FUND INVESTS PRIMARILY IN U.S. GOVERNMENT SECURITIES AND IS DESIGNED FOR INVESTORS WHO ARE WILLING TO ACCEPT THE RISKS ASSOCIATED WITH LONGER-TERM SECURITIES. THE FUND OFFERS THE HIGHEST RETURN POTENTIAL OF COLONIAL'S THREE GOVERNMENT FUNDS.

Throughout the period our asset allocation was tilted in favor of mortgage-backed securities, comprising about 55% of investments.1 That positioning was based on our view that interest rates would move slightly higher, which typically benefits mortgage-backed securities. Homeowners are less likely to prepay their mortgages when rates are on the rise, giving bondholders protection from being forced to reinvest prepayment proceeds when yields are lower.

In response to the dramatic rise in interest rates during the period, the duration of our mortgage holdings lengthened. To offset this lengthening effect, we sold some mortgage-backed securities, which would have been most susceptible to rising rates. Toward the end of the period, we found some attractive opportunities among asset-backed securities, which offered yields well in excess of comparable Treasury securities. Looking forward, we expect more favorable conditions for mortgage-backed securities and believe the portfolio is well positioned to take advantage of these conditions.

(1) Calculated as a percentage of senior securities.

PERFORMANCE INFORMATION


AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/00

SHARE CLASS             A                      B                     C                Z
Inception            3/30/84                6/8/92                8/1/97           1/11/99
-------------------------------------------------------------------------------------------
                 Without     With      Without     With       Without     With      Without
                  Sales      Sales      Sales      Sales       Sales      Sales      Sales
                 Charge     Charge     Charge     Charge      Charge     Charge     Charge
6 months
(cumulative)      0.67%     (4.11)%     0.30%     (4.56)%      0.37%     (0.60)%     0.79%
1 year           (1.93)     (6.58)     (2.66)     (7.24)      (2.52)     (3.43)     (1.68)
5 years           5.93       4.90       5.13       4.82        5.59       5.59       5.99
10 years          7.09       6.57       6.47       6.47        6.93       6.93       7.12

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

SHARE CLASS             A                      B                     C                Z
------------------------------------------------------------------------------------------
                Without     With      Without     With       Without     With      Without
                 Sales      Sales      Sales      Sales       Sales      Sales      Sales
                Charge     Charge     Charge     Charge      Charge     Charge     Charge
6 months
(cumulative)    (0.89)%    (5.60)%    (1.25)%    (6.04)%     (1.17)%    (2.13)%    (0.78)%
1 year          (4.29)     (8.83)     (5.01)     (9.49)      (4.86)     (5.76)     (4.05)
5 years          6.90       5.86       6.10       5.78        6.58       6.58       6.95
10 years         6.79       6.27       6.19       6.19        6.64       6.64       6.82

Past performance cannot predict future investment results.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

AVERAGE LIFE BREAKDOWN
AS OF 2/29/00

0-2 years               0.86%
2-4 years              12.52%
4-6 years              15.40%
6-8 years               2.13%
8-10 years             29.56%
10-15 years            31.59%
15-20 years             5.05%
20+ years               2.89%

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

SECTOR BREAKDOWNS
2/29/00 VS. 8/31/99

                                   2/29/00        8/31/99
Treasury Securities                 38.1%           33.8%
FNMAs                               25.3%           19.0%
FHLMCs                              14.5%           10.5%
Non-Agency MBS                      13.9%           11.3%
GNMAs                                8.2%           25.4%


Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

INVESTMENT PORTFOLIO

February 29, 2000 (Unaudited)
(In thousands)

COLONIAL SHORT DURATION U.S. GOVERNMENT FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 97.6%                                     PAR      VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 87.3%
                                          MATURITIES
COUPON                                      FROM/TO
---------------------------------------------------------
FEDERAL FARM CREDIT BANK:
FIXED RATE NOTE,
    6.400%                                    2002           $   250  $     248
                                                                      ---------
FEDERAL HOME LOAN BANK:
FIXED RATE NOTE:
    5.720%                                    2003               500        479
    6.150%                                    2000(a)            500        499
    7.590%                                    2005                50         51
                                                                      ---------
                                                                          1,029
                                                                      ---------
FLOATING RATE NOTE,
    5.556%                                    2000(a)          3,000      3,000
                                                                      ---------
FEDERAL HOME LOAN MORTGAGE CORP.:
FIXED RATE NOTE:
    8.000%                                    2017(a)            906        904
    9.250%                                    2009                96         99
    9.750%                                    2009               166        173
                                                                      ---------
                                                                          1,176
                                                                      ---------
ADJUSTABLE RATE MORTGAGE: (b)
    6.096%                                    2018                94         91
    6.577%                                    2018               123        119
    6.811%                                    2018               401        408
    7.391%                                    2019               195        194
                                                                      ---------
                                                                            812
                                                                      ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
FIXED RATE NOTE:
    5.310%                                    2001               500        492
    6.080%                                    2000(a)            120        120
    6.240%                                    2000(a)            400        399
    7.000%                               2009-2050(c)          2,276      2,237
    7.500%                               2006-2012(a)(c)       3,939      3,953
    9.500%                                    2006                41         43
   10.000%                                    2006(a)            348        368
                                                                      ---------
                                                                          7,612
                                                                      ---------
ADJUSTABLE RATE MORTGAGE: (b)
    6.391%                                    2027               108        105
    7.296%                                    2019               139        140
    7.435%                                    2019                92         94
    7.583%                                    2023(a)            110        112
    7.614%                                    2020                76         77
    7.995%                                    2022                86         87
    8.105%                                    2017                60         62
    8.366%                                    2019                88         90
                                                                      ---------
                                                                            767
                                                                      ---------

                                                                PAR       VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
FIXED RATE MORTGAGE:
    9.000%                               2008-2009(a)        $   707  $     739
    9.500%                                    2009(a)          3,035      3,223
   10.500%                                    2012(a)            267        292
                                                                      ---------
                                                                          4,254
                                                                      ---------
ADJUSTABLE RATE MORTGAGE: (b)
    6.875%                                    2022                27         27
    7.000%                                    2022               269        271
    7.375%                                    2023               212        214
                                                                      ---------
                                                                            512
                                                                      ---------
STUDENT LOAN MARKETING ASSOCIATION:
FLOATING RATE NOTE, (b)
    5.384%                                    2000(a)          1,500      1,500
                                                                      ---------
TOTAL GOVERNMENT AGENCIES:
(cost of $21,033)                                                        20,910
                                                                      ---------
GOVERNMENT OBLIGATIONS - 10.3%
U.S. TREASURY BOND,
    5.625%                                02/28/01(a)          1,200      1,192
                                                                      ---------
U.S. TREASURY NOTE,
    6.500%                                05/31/01(a)            475        475
                                                                      ---------
U.S. TREASURY NOTE/BOND,
    4.500%                                09/30/00(a)            200        198
    6.000%                                08/15/04(a)            610        596
                                                                      ---------
                                                                            794
                                                                      ---------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $2,508)                                                          2,461
                                                                      ---------

TOTAL INVESTMENTS
(cost of $23,541) (d)                                                    23,371
                                                                      ---------

SHORT-TERM OBLIGATIONS - 22.1%
--------------------------------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
02/29/00, due 03/01/00 at 5.77%,
collateralized by U.S. Treasury notes
and/or bonds with various maturities
to 2021, market value $5,401
(repurchase proceeds $5,284)                                   5,283      5,283
                                                                      ---------
OTHER ASSETS & LIABILITIES, - NET (19.7%)                               (4,725)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                     $23,929
                                                                        =======

COLONIAL SHORT DURATION U.S. GOVERNMENT FUND
(CONTINUED)
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, with a total market value of $14,918, are being used to collateralize the delayed delivery purchases indicated in note (c) below.

(b) Interest rates on variable rate securities change periodically. The rates listed are as of February 29, 2000.

(c) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(d) Cost for federal income tax purposes is the same.


February 29, 2000 (Unaudited)
(In thousands)

COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 107.9%                      PAR             VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 71.7%
                         MATURITIES
COUPON                    FROM/TO
-----------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
    7.500%                2007-2016          $      676      $       669
    8.000%                2003-2016               6,618            6,624
    8.500%                2007-2017               1,628            1,658
    8.750%                2005-2013                 718              736
    9.000%                2001-2018               1,272            1,309
    9.250%                2008-2019               2,629            2,711
    9.500%                2005-2016                 924              961
    9.750%                     2016                  42               44
   10.000%                     2019                 285              301
   10.250%                2009-2016                 761              805
   10.500%                2009-2021               1,239            1,341
   11.250%                2005-2015               1,308            1,416
                                                             -----------
                                                                  18,575
                                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
    6.000%                2008-2026(a)          114,549          108,095
    6.500%                2007-2029              57,096           53,337
    7.000%                2007-2027(a)            2,496            2,411
    7.500%                2006-2027(a)           92,072           90,310
    8.000%                2008-2009               1,260            1,272
    8.250%                     2008                 622              630
    8.500%                2003-2021               3,075            3,161
    9.000%                2002-2022               9,233            9,522
   10.000%                2001-2006               3,109            3,286
   10.500%                2010-2016               1,926            2,088
   11.000%                     2015                 502              549
                                                             -----------
                                                                 274,661
                                                             -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
    6.500%                2023-2029               8,185            7,680
    7.000%                2022-2028(a)           90,764           87,112
    7.500%                     2007                 139              140
    8.000%                2004-2023               1,413            1,415
    8.500%                2017-2022                 811              828
    8.750%                2021-2022                 898              939
    8.850%                2018-2020               1,886            1,928
    9.000%                2008-2025               7,585            7,869
    9.250%                2016-2022               3,780            3,960
    9.500%                2004-2025              54,332           57,677
   10.000%                2000-2018               1,554            1,627
   10.250%                     2018                 189              204
   10.500%                2000-2020               4,282            4,669
   10.625%                     2010                  21               23
   11.000%                2009-2021               5,250            5,785
   11.250%                     2015                  72               78
   11.500%                2010-2021               8,291            9,215

See notes to financial statements.

February 29, 2000
(In thousands)

COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
(CONTINUED)                                          PAR            VALUE
--------------------------------------------------------------------------------
                           MATURITIES
COUPON                      FROM/TO
------------------------------------
   11.750%                 2013-2015           $      148          $    166
   12.000%                 2011-2016                8,270             9,274
   12.250%                 2013-2014                  374               420
   12.500%                 2010-2015                5,477             6,235
   12.750%                      2014                   44                49
   13.000%                 2011-2016                2,121             2,437
   13.500%                 2010-2015                1,398             1,618
   14.000%                 2011-2012                   86               100
   14.500%                      2012                   17                20
   15.000%                 2011-2012                   85               100
                                                                   --------
                                                                    211,568
                                                                   --------
U.S. SMALL BUSINESS ADMINISTRATION:
    7.600%                  01/01/12                2,624             2,623
    8.200%                  10/01/11                2,328             2,367
    8.250%                  11/01/11                5,338             5,423
    8.650%                  11/01/14                3,758             3,824
    8.850%                  08/01/11                  711               731
    9.150%                  07/01/11                2,121             2,199
                                                                   --------
                                                                     17,167
                                                                   --------

TOTAL GOVERNMENT AGENCIES
(cost of $560,967)                                                  521,971
                                                                   --------
GOVERNMENT OBLIGATIONS - 36.2%
U.S. TREASURY BONDS:
    5.250%                  02/15/29               10,020             8,658
    7.875%                  02/15/21(b)            25,241            29,382
   12.000%                  08/15/13(b)            13,843            18,396
                                                                   --------
                                                                     56,436
                                                                   --------
U.S. TREASURY NOTES:
    5.750%                  08/15/03(b)            19,169            18,663
    5.875%                  11/15/05(b)            18,210            17,524
    6.500%                  11/15/26(b)             4,294             4,394
    6.875%                  05/15/06(b)            85,383            86,157
    7.875%                  11/15/04(b)            19,518            20,460
   10.375%                  11/15/12(b)            49,603            60,035
                                                                   --------
                                                                    207,233
                                                                   --------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $246,589)                                                  263,669
                                                                   --------
TOTAL INVESTMENTS (cost of $807,556) (c)                            785,640
                                                                   --------

SHORT-TERM OBLIGATIONS - 16.0%                      PAR               VALUE
--------------------------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 2/29/00, due
3/01/00 at 5.77%, collateralized by
U.S. Treasury notes and/or bonds with various
maturities to 2021, market value $118,720
(repurchase proceeds $116,150) (b)               $116,131          $ 116,131
                                                                   ---------
OTHER ASSETS & LIABILITIES, NET - (23.9)%                           (173,743)
--------------------------------------------------------------------------------
Net Assets - 100%                                                  $ 728,028
                                                                   =========

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) These securities, or a portion thereof, with a total market value of $337,089, are being used to collateralize the delayed delivery purchases indicated in note (a) above, open futures contracts and written call options.

(c) Cost for federal income tax purposes is the same.

Short future contracts open at February 29, 2000:

                      PAR VALUE                            UNREALIZED
                     COVERED BY       EXPIRATION          APPRECIATION
     TYPE             CONTRACTS          MONTH             AT 2/29/00
--------------------------------------------------------------------------------
Treasury Bond           $268             June                 $197
Treasury Note           $661             March                 106
                                                              ----
                                                              $303
                                                              ====


                       See notes to financial statements.

February 29, 2000 (Unaudited)
(In thousands)

COLONIAL FEDERAL SECURITIES FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 112.2%                    PAR           VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 62.5%
                     MATURITIES
COUPON                 FROM/TO
-------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
    6.500%                 2024(a)          $  65,000      $  62,400
    6.500%                 2029                56,228         52,573
    7.500%                 2016                   384            376
    8.000%            2003-2016                 1,818          1,816
    8.500%            2007-2010                 1,286          1,310
    8.750%            2004-2010                   467            478
    9.000%            2001-2022                 2,879          2,967
    9.250%            2008-2010                 2,451          2,528
    9.500%            2004-2016                 1,113          1,158
    9.750%            2008-2016                   405            423
   10.000%                 2019                   285            301
   10.250%            2009-2013                   682            721
   10.500%            2017-2020                   998          1,082
   11.250%            2003-2015                   767            828
   11.500%                 2015                    90             98
   12.000%                 2013                    31             34
                                                           ---------
                                                             129,093
                                                           ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
    6.000%            2008-2024(a)             46,006         43,523
    6.500%            2003-2029                 5,228          4,899
    7.000%            2010-2027(a)             27,770         26,567
    7.500%            2002-2027(a)            138,207        135,548
    8.000%            2008-2019                 1,451          1,465
    8.250%            2008-2011                   715            716
    8.500%            2008-2017                 2,369          2,436
    9.000%            2002-2021                 8,282          8,565
    9.500%            2008-2018                   864            908
                                                           ---------
                                                             224,627
                                                           ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
    6.500%            2023-2029                 9,782          9,116
    7.000%            2022-2028(a)             37,765         35,879
    7.500%            2006-2007                   543            539
    8.000%            2005-2008                    38             39
    9.000%            2008-2017                 4,112          4,290
    9.500%            2009-2019                11,172         11,857
   10.000%            2000-2003                    44             46
   10.500%            2013-2021                 5,833          6,362
   11.000%                 2010                     1              2
   11.500%            2013-2013                    22             24
   11.750%            2013-2015                    99            110
   12.000%            2012-2015                   280            314

                                               PAR           VALUE
--------------------------------------------------------------------------------
   12.500%            2010-2014             $  2,675       $   3,049
   13.000%            2011-2015                1,103           1,268
                                                           ---------
                                                              72,895
                                                           ---------
TOTAL GOVERNMENT AGENCIES
(cost of $412,699)                                           426,615
                                                           ---------
GOVERNMENT OBLIGATIONS - 49.7%
U.S. TREASURY BONDS:
    5.250%             02/15/29                 8,980          7,759
    8.750%             08/15/20                14,333         18,042
   12.000%             08/15/13                91,051        120,999
   12.750%             11/15/10(b)             46,873         59,704
                                                           ---------
                                                             206,504
                                                           ---------
U.S. TREASURY NOTES:
    7.875%             11/15/04(b)              2,052          2,151
    8.875%             02/15/19                35,758         45,049
   10.375%             11/15/12(b)             53,118         64,289
                                                           ---------
                                                             111,489
                                                           ---------
U.S. TREASURY STRIP:
    0.000%             08/15/12                47,184         21,075
                                                           ---------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $330,194)                                           339,068
                                                           ---------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(cost of $742,893)                                           765,683
                                                           ---------
NON-AGENCY MORTGAGE-BACKED SECURITIES &
ASSET-BACKED SECURITIES - 18.1%
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.1%

                     MATURITIES
COUPON                  FROM/TO
-------------------------------
Countrywide Mortgage Trust:
    7.600%             04/25/23                   893            893
    7.990%             03/31/31                20,520         20,538
    8.600%             03/31/31                 3,840          3,722
CS First Boston Mortgage Securities Corp.,
    7.500%             06/01/20(b)              6,962          6,790
First Boston Mortgage Securities Corp.,
    6.150%             09/28/13                   942            935
Headlands Mortgage Securities, Inc.:
    6.500%             11/25/28                   494            406
    7.750%             03/25/27                 5,255          5,165
Norwest Asset Securities Corp.:
    6.750%             05/25/28                 1,690          1,518
    7.000%             04/25/12                 2,299          2,154
PNC Mortgage Securities Corp.,
    7.000%             05/25/27                 2,299          2,200

February 29, 2000
(In thousands)

COLONIAL FEDERAL SECURITIES FUND
(CONTINUED)                                                 PAR          VALUE
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                      MATURITIES
COUPON                 FROM/TO
--------------------------------
Residential Asset Securitization Trust:
    7.500%             11/25/11                         $  1,034      $   1,002
    7.500%             12/25/29                            1,698          1,628
Structured Mortgage Asset Residential Trust,
    8.375%             06/25/08                            1,438          1,460
                                                                      ---------
                                                                         48,411
                                                                      ---------
ASSET-BACK SECURITIES - 11.0%
Contimortgage Home Equity Loan Trust,
    7.340%             04/15/28                            4,000          3,843
Conseco Finance,
    8.380%             02/15/31                            1,300          1,300
Contimortgage Home Equity Loan Trust,
    7.310%             08/15/28                            7,150          7,066
Delta Funding Home Equity Loan Trust,
    7.330%             10/25/28                            7,300          6,752
Empire Funding Home Loan Owner Trust,
    7.510%             03/25/23                            4,000          3,864
Green Tree Financial Corp.:
    7.200%             01/15/28                           10,000          9,907
    7.320%             07/15/28                            4,500          4,380
    7.850%             08/15/25                            8,600          7,575
Indymac Manufactured Housing Contract,
    6.970%             02/25/28                            4,610          4,472
The Money Store Home Equity Trust:
    7.910%             05/15/24                            9,306          9,357
    8.525%             06/15/25                            2,800          2,846
Option One Mortgage Loan Trust,
    8.438%             04/25/30                              300            300
Preferred Mortgage Asset Trust,
    7.900%             05/25/12                            1,766          1,743
Prudential Home Mortgaged Securities,
    6.454%             12/28/08                            1,263          1,195
Residential Accredited Loans, Inc.,
  6.500%               05/25/29                            3,900          3,265
Salomon Brothers Mortgage Securities,
  7.000%               02/25/30                            3,750          3,313
Tryon Mortgage Funding, Inc.,
  7.500%               02/20/27                            1,214          1,168
UCFC Home Equity Loan Trust,
  8.550%               01/10/20                            2,650          2,684
                                                                      ---------
                                                                         75,030
                                                                      =========

                                                                        VALUE
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES
(cost $185,443)                                                       $ 123,441
                                                                      ---------
TOTAL INVESTMENTS
(cost of $928,336) (c)                                                  889,124
                                                                      ---------
SHORT-TERM OBLIGATIONS - 5.3%                               PAR
--------------------------------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated 02/29/00,
due 03/01/00 at 5.77%,
collateralized by U.S. Treasury notes
and/or bonds with various maturities
to 2021, market value $37,033 (repurchase
proceeds $36,231)                                         $36,225        36,225
                                                                      ---------
OTHER ASSETS & LIABILITIES, NET - (35.6)%                              (242,909)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                   $ 682,440
                                                                      =========

--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:

(a) These securities have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) These securities, or a portion thereof, with a total market value of $132,934 are being used to collateralize the delayed delivery purchases indicated in note (a) above.

(c) Cost for federal income tax purposes is the same.

Futures contracts open on February 29, 2000:

                     PAR VALUE                              UNREALIZED
                     COVERED BY         EXPIRATION        DEPRECIATION
   TYPE              CONTRACTS            MONTH            AT 2/29/00
--------------------------------------------------------------------------------
Treasury Note          $105               March              $(914)

   ACRONYM                                                     NAME
--------------------------------------------------------------------------------
    STRIP                                          Separately Traded Receipt
                                                   of Interest and Principal

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

                                                                CSDUSGF                         CIUSGF
---------------------------------------------------------  -----------------------    ----------------------------
ASSETS
Investments at cost                                                 $      23,541                 $       807,556
Depreciation                                                                 (170)                        (21,916)
                                                                    -------------                 ---------------
Investments at value                                                       23,371                         785,640
Short-term obligations                                                      5,283                         116,131
                                                                    -------------                 ---------------
                                                                           28,654                         901,771
Receivable for:
  Investments sold                                         $3,476                     $ 38,688
  Interest                                                    233                        7,029
  Fund shares sold                                             29                           33
  Variation margin on futures                                  --                          264
  Expense reimbursement due from Advisor                       28                           --
Other                                                           2           3,768          117             46,131
                                                           ------   -------------     --------    ---------------
    Total Assets                                                           32,422                         947,902

LIABILITIES
Payable for:
  Investments purchased                                     8,250                      215,909
  Fund shares repurchased                                     128                        2,096
  Distributions                                                35                        1,048
Accrued:
  Management fee                                               11                          369
  Service fee                                                   2                          --
  Transfer Agent fee                                           10                          166
  Bookkeeping fee                                               2                           22
  Deferred Trustees fees                                        3                           24
Other                                                          52                          240
                                                           ------                     --------
    Total Liabilities                                                       8,493                         219,874
                                                                    -------------                 ---------------
NET ASSETS                                                          $      23,929                 $       728,028
                                                                    -------------                 ---------------
Net asset value & redemption price per share --                             $9.65(a)                        $6.18(a)
                                                                    -------------                 ---------------
  Class A                                                          ($12,300/1,275)               ($481,123/77,769)
Maximum offering price per share --                                         $9.97(b)                        $6.49(b)
  Class A                                                           ($9.65/0.9675)                  ($6.18/0.9525)
                                                                    -------------                 ---------------
Net asset value & offering price per share --                               $9.65(a)                        $6.18(a)
  Class B                                                             ($7,460/773)               ($237,450/38,358)
                                                                    -------------                 ---------------
Net asset value & offering price per share --                               $9.65(a)                        $6.18(a)
  Class C                                                             ($4,169/433)                    ($2,475/401)
                                                                    -------------                 ---------------
Net asset value, offering & redemption price per share --                     N/A                           $6.18
  Class Z                                                                     N/A                   ($6,980/1,129)

COMPOSITION OF NET ASSETS
Capital paid in                                                     $      24,662                 $       895,278
Undistributed (Overdistributed) net investment income                         (42)                            379
Accumulated net realized loss                                                (521)                       (146,016)
Net unrealized appreciation (depreciation) on:
  Investments                                                                (170)                        (21,916)
  Open futures contracts                                                       --                             303
                                                                    -------------                 ---------------
                                                                    $      23,929                 $       728,028
                                                                    =============                 ===============

                                                                      CFSF
---------------------------------------------------------   ---------------------------
ASSETS
Investments at cost                                                    $       928,336
Depreciation                                                                   (39,212)
                                                                       ---------------
Investments at value                                                           889,124
Short-term obligations                                                          36,225
                                                                       ---------------
                                                                               925,349
Receivable for:
  Investments sold                                          $104,537
  Interest                                                     6,383
  Fund shares sold                                               247
  Variation margin on futures                                    459
  Expense reimbursement due from Advisor                          --
Other                                                            645           112,271
                                                            --------   ---------------
    Total Assets                                                             1,037,620

LIABILITIES
Payable for:
  Investments purchased                                      349,020
  Fund shares repurchased                                      1,915
  Distributions                                                3,370
Accrued:
  Management fee                                                 338
  Service fee                                                    --
  Transfer Agent fee                                             213
  Bookkeeping fee                                                 23
  Deferred Trustees fees                                          20
Other                                                            281
                                                            --------
    Total Liabilities                                                          355,180
                                                                       ---------------
NET ASSETS                                                             $       682,440
                                                                       ---------------
Net asset value & redemption price per share --                                  $9.85(a)
                                                                       ---------------
  Class A                                                             ($616,750/62,633)
Maximum offering price per share --                                             $10.34(b)
  Class A                                                                ($9.86/0.9525)
                                                                       ---------------
Net asset value & offering price per share --                                    $9.85(a)
  Class B                                                               ($61,098/6,205)
                                                                       ---------------
Net asset value & offering price per share --                                    $9.85(a)
  Class C                                                                  ($4,591/466)
                                                                       ---------------
Net asset value, offering & redemption price per share --                        $9.85
  Class Z                                                                          ($1/(c))

COMPOSITION OF NET ASSETS
Capital paid in                                                        $       866,244
Undistributed (Overdistributed) net investment income                              792
Accumulated net realized loss                                                 (144,470)
Net unrealized appreciation (depreciation) on:
  Investments                                                                  (39,212)
  Open futures contracts                                                          (914)
                                                                       ---------------
                                                                       $       682,440
                                                                       ===============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $100,000 or more of CSDUSGF, $50,000 or more of CIUSGF, $50,000 or more of CFSF the offering price is reduced.

(c) Rounds to less than one.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2000 (Unaudited)
(In thousands)

                                                        CSDUSGF                CIUSGF                CFSF
-------------------------------------------------   ---------------      ------------------    ---------------------
INVESTMENT INCOME
Interest                                                      $ 776                $ 28,543                $  27,991
Dollar roll fee income                                           33                   1,477                    2,236
                                                              -----                --------                ---------
                                                                809                  30,020                   30,227
EXPENSES
Management fee                                      $    67              $ 2,387               $   2,182
Service fee -- Class A, Class B, Class C                 26                  976                     903
Distribution fee -- Class B                              26                1,013                     255
Distribution fee -- Class C                               4                   11                      19
Transfer agent fee                                       21                  882                     620
Bookkeeping fee                                          14                  144                     135
Trustees fee                                              4                   22                      21
Custodian fee                                             1                   17                      14
Audit fee                                                 9                   21                      22
Legal fee                                                 6                    5                       2
Registration fee                                         17                   21                      33
Reports to shareholders                                   1                   21                      19
Other                                                     6                   79                     230
                                                    -------              -------               ---------
                                                        202                5,599                   4,455
Fees and expenses waived or borne
  by the Advisor                                        (73)                  --                      --
Fees waived by the Distributor -- Class C                --     129           (2)     5,597           (4)      4,451
                                                    -------   -----      -------   --------    ---------   ---------
  Net Investment Income                                         680                  24,423                   25,776
                                                              -----                --------                ---------
NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments and purchased options                    (226)              (7,523)                (11,063)
  Written options                                       --                   289                     281
  Closed futures contracts                              --                (1,750)                 (1,522)
  Net Realized Loss                                     --     (226)                 (8,984)                 (12,304)
                                                    -------   -----      -------   --------    ---------   ---------
Net change in unrealized appreciation
(depreciation)
during the period on:
  Investments                                            46               (7,858)                 (7,388)
  Open futures contracts                                 --                  (25)                 (1,126)
  Open written options                                   --                 (147)                   (147)
  Net Change in Unrealized
  Appreciation/Depreciation                              --      46                  (8,030)                  (8,661)
                                                    -------   -----      -------   --------    ---------   ---------

  Net Loss                                                     (180)                (17,014)                 (20,965)
                                                              -----                --------                ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $ 500                $  7,409                $   4,811
                                                              =====                ========                =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                                      (Unaudited)                  (Unaudited)
                                                                      Six Months                   Six Months
                                                                        Ended       Year Ended       Ended       Year Ended
                                                                     February 29     August 31    February 29     August 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                               CSDUSGF                         CIUSGF
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          2000           1999           2000           1999(a)
Operations:
Net investment income                                               $       680    $     1,101    $    24,423    $    55,956
Net realized loss                                                          (226)          (235)        (8,984)       (11,415)
Net unrealized appreciation (depreciation)                                   46           (203)        (8,030)       (52,631)
                                                                    -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Operations                                   500            663          7,409         (8,090)
Distributions:
From net investment income -- Class A                                      (330)          (567)       (15,750)       (33,518)
In excess of net investment income -- Class A                                --            (11)            --             --
In excess of gains -- Class A                                                --             (7)            --             --
From net investment income -- Class B                                      (205)          (325)        (7,264)       (16,988)
In excess of net investment income -- Class B                                --             (6)            --             --
In excess of gains -- Class B                                                --             (4)            --             --
From net investment income -- Class C                                      (149)          (169)           (84)          (116)
In excess of net investment income -- Class C                                --             (3)            --             --
In excess of gains -- Class C                                                --             (3)            --             --
From net investment income -- Class Z                                        --             --           (230)          (138)
In excess of net investment income -- Class Z                                --             --             --             --
                                                                    -----------    -----------    -----------    -----------
                                                                           (184)          (432)       (15,919)       (58,850)
                                                                    -----------    -----------    -----------    -----------
Fund Share Transactions:
Receipts for shares sold -- Class A                                       4,735         16,989         26,085        132,798
Receipts for shares issued in the acquisition of Crabbe Huson
  U.S. Government Income Fund                                                --          4,254             --             --
Value of distributions reinvested -- Class A                                274            467          9,846         20,730
Cost of shares repurchased -- Class A                                    (4,379)       (17,154)       (81,682)      (229,910)
                                                                    -----------    -----------    -----------    -----------
                                                                            630          4,556        (45,751)       (76,382)
                                                                    -----------    -----------    -----------    -----------
Receipts for shares sold -- Class B                                       2,104          9,622          8,585         35,046
Value of distributions reinvested -- Class B                                143            219          4,073          9,834
Cost of shares repurchased -- Class B                                    (2,927)        (8,969)       (65,826)      (122,781)
                                                                    -----------    -----------    -----------    -----------
                                                                           (680)           872        (53,168)       (77,901)
                                                                    -----------    -----------    -----------    -----------
Receipts for shares sold -- Class C                                         765          4,319            366          3,162
Value of distributions reinvested -- Class C                                105            138             62             97
Cost of shares repurchased -- Class C                                    (1,858)        (1,066)          (994)          (969)
                                                                    -----------    -----------    -----------    -----------
                                                                           (988)         3,391           (566)         2,290
                                                                    -----------    -----------    -----------    -----------
Receipts for shares sold -- Class Z                                          --             --            699          7,432
Value of distributions reinvested -- Class Z                                 --             --            233            125
Cost of shares repurchased -- Class Z                                        --             --         (1,111)           (13)
                                                                    -----------    -----------    -----------    -----------
                                                                             --             --           (179)         7,544
                                                                    -----------    -----------    -----------    -----------
Net Increase (Decrease) from Fund Share Transactions                     (1,038)         8,819        (99,664)      (144,449)
                                                                    -----------    -----------    -----------    -----------
    Total Increase (Decrease)                                            (1,222)         8,387       (115,583)      (203,299)
                                                                    -----------    -----------    -----------    -----------
NET ASSETS
Beginning of period                                                      25,151         16,764        843,611      1,046,910
                                                                    -----------    -----------    -----------    -----------
End of period                                                       $    23,929    $    25,151    $   728,028    $   843,611
                                                                    -----------    -----------    -----------    -----------
Net of undistributed (overdistributed) net investment income        $       (42)   $       (49)   $       379    $     3,548
                                                                    -----------    -----------    -----------    -----------
NUMBER OF FUND SHARES
Sold -- Class A                                                             489          1,732          4,158         19,974
Issued in acquisition of Crabbe Huson U.S. Government Income Fund            --            421             --             --
Issued for distributions reinvested -- Class A                               28             47          1,571          3,136
Repurchased -- Class A                                                     (451)        (1,719)       (13,039)       (34,684)
                                                                    -----------    -----------    -----------    -----------
                                                                             66            481         (7,310)       (11,574)
                                                                    -----------    -----------    -----------    -----------
Sold -- Class B                                                             217            965          1,363          5,259
Issued for distributions reinvested -- Class B                               15             22            650          1,487
Repurchased -- Class B                                                     (302)          (898)       (10,497)       (18,569)
                                                                    -----------    -----------    -----------    -----------
                                                                            (70)            89         (8,484)       (11,823)
                                                                    -----------    -----------    -----------    -----------
Sold -- Class C                                                              79            435             58            476
Issued for distributions reinvested -- Class C                               11             14             10             15
Repurchased -- Class C                                                     (192)          (108)          (159)          (148)
                                                                    -----------    -----------    -----------    -----------
                                                                           (102)           341            (91)           343
                                                                    -----------    -----------    -----------    -----------
Sold -- Class Z                                                              --             --            110          1,141
Issued for distributions reinvested -- Class Z                               --             --             37             19
Repurchased -- Class Z                                                       --             --           (176)            (2)
                                                                    -----------    -----------    -----------    -----------
                                                                             --             --            (29)         1,158
                                                                    -----------    -----------    -----------    -----------


                                                                      (Unaudited)
                                                                       Six Months
                                                                         Ended          Year Ended
                                                                       February 29       August 31
--------------------------------------------------------------------------------------------------
                                                                                   CFSF
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            2000           1999(b)
Operations:
Net investment income                                                 $    25,776    $    55,075
Net realized loss                                                         (12,304)       (16,079)
Net unrealized appreciation (depreciation)                                 (8,661)       (60,077)
                                                                      -----------    -----------
  Net Increase (Decrease) from Operations                                   4,811        (21,081)
Distributions:
From net investment income -- Class A                                     (23,306)       (47,748)
In excess of net investment income -- Class A                                  --             --
In excess of gains -- Class A                                                  --             --
From net investment income -- Class B                                      (2,157)        (4,106)
In excess of net investment income -- Class B                                  --             --
In excess of gains -- Class B                                                  --             --
From net investment income -- Class C                                        (162)          (207)
In excess of net investment income -- Class C                                  --             --
In excess of gains -- Class C                                                  --             --
From net investment income -- Class Z                                         (c)            (c)
In excess of net investment income -- Class Z                                  --             --
                                                                      -----------    -----------
                                                                          (20,814)       (73,142)
                                                                      -----------    -----------
Fund Share Transactions:
Receipts for shares sold -- Class A                                        11,542         45,956
Receipts for shares issued in the acquisition of Crabbe Huson
  U.S. Government Income Fund                                                  --             --
Value of distributions reinvested -- Class A                               12,274         24,813
Cost of shares repurchased -- Class A                                     (69,859)      (144,033)
                                                                      -----------    -----------
                                                                          (46,043)       (73,264)
                                                                      -----------    -----------
Receipts for shares sold -- Class B                                         5,968         36,968
Value of distributions reinvested -- Class B                                1,319          2,386
Cost of shares repurchased -- Class B                                     (16,576)       (32,284)
                                                                      -----------    -----------
                                                                           (9,289)         7,070
                                                                      -----------    -----------
Receipts for shares sold -- Class C                                           846          4,548
Value of distributions reinvested -- Class C                                  137            171
Cost of shares repurchased -- Class C                                      (1,232)          (725)
                                                                      -----------    -----------
                                                                             (249)         3,994
                                                                      -----------    -----------
Receipts for shares sold -- Class Z                                           (c)              1
Value of distributions reinvested -- Class Z                                  (c)            (c)
Cost of shares repurchased -- Class Z                                         (c)            (c)
                                                                      -----------    -----------
                                                                               --              1
                                                                      -----------    -----------
Net Increase (Decrease) from Fund Share Transactions                      (55,581)       (62,199)
                                                                      -----------    -----------
    Total Increase (Decrease)                                             (76,395)      (135,341)
                                                                      -----------    -----------
NET ASSETS
Beginning of period                                                       758,835        894,176
                                                                      -----------    -----------
End of period                                                         $   682,440    $   758,835
                                                                      -----------    -----------
Net of undistributed (overdistributed) net investment income          $       792    $       641
                                                                      -----------    -----------
NUMBER OF FUND SHARES
Sold -- Class A                                                             1,171          4,205
Issued in acquisition of Crabbe Huson U.S. Government Income Fund              --             --
Issued for distributions reinvested -- Class A                              1,196          2,305
Repurchased -- Class A                                                     (6,975)       (13,322)
                                                                      -----------    -----------
                                                                           (4,608)        (6,812)
                                                                      -----------    -----------
Sold -- Class B                                                               604          3,383
Issued for distributions reinvested -- Class B                                121            222
Repurchased -- Class B                                                     (1,653)        (2,972)
                                                                      -----------    -----------
                                                                             (928)           633
                                                                      -----------    -----------
Sold -- Class C                                                                85            416
Issued for distributions reinvested -- Class C                                 13             16
Repurchased -- Class C                                                       (124)           (67)
                                                                      -----------    -----------
                                                                              (26)           365
                                                                      -----------    -----------
Sold -- Class Z                                                               (c)            (c)
Issued for distributions reinvested -- Class Z                                (c)            (c)
Repurchased -- Class Z                                                        (c)             --
                                                                      -----------    -----------
                                                                               --             --
                                                                      -----------    -----------


(a) Class Z shares were initially offered on January 29, 1999

(b) Class Z shares were initially offered on January 11, 1999.

(c) Rounds to less than one.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Short Duration U.S. Government Fund (CSDUSGF) and Colonial Intermediate U.S. Government Fund (CIUSGF), both a series of Colonial Trust II, and Colonial Federal Securities Fund (CFSF), a series of Colonial Trust III (the series are collectively referred to as the Funds and are diversified portfolios), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at February 29, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the six months ended.

NOTE 2: ACCOUNTING POLICIES

ORGANIZATION:

The Funds are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open end management investment companies. CSDUSGF's investment objective is to seek as high a level of current income, as is consistent with very low volatility, by investing primarily in U.S. government securities and maintaining a weighted average portfolio duration of three years or less. CIUSGF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in U.S. government securities. CFSF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities. The Funds may issue an unlimited number of shares. CSDUSGF offers three classes of shares: Class A, Class B, and Class C. CIUSGF and CFSF offer four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

ORIGINAL PURCHASE                  CONVERTS TO CLASS A SHARES
-------------------------------------------------------------
Less than $250,000                             8 years
$250,000 to less than $500,000                 4 years
$500,000 to less than $1,000,000               3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on purchasing Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies that are consistently followed in the preparation of the Funds' financial statements.

SECURITY VALUATION AND TRANSACTIONS:

The Funds portfolio positions are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to invest at less advantageous prices.

The Funds maintain U.S. government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B, and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fees for Class A, Class B, and Class C shares and the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, FEE INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. For

February 29, 2000 (Unaudited)

CSDUSGF market discount is not accreted and premium is amortized against interest income with a corresponding decrease in the cost basis. For CIUSGF and CFSF premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities for book and tax purposes and expired capital loss carryforwards. Permanent book and tax basis differences will result in reclassifications to capital accounts.

OTHER:

The Funds' custodian takes possession through the federal book entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3: FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of each Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:

CSDUSGF
Flat fee rate of 0.55%

CIUSGF

AVERAGE NET ASSETS                            ANNUAL FEE RATE
-------------------------------------------------------------
First $1 billion                                    0.60%
Next $500 million                                   0.55%
Over $1.5 billion                                   0.50%

CFSF

AVERAGE NET ASSETS                           ANNUAL FEE RATE
------------------------------------------------------------
First $1 billion                                    0.60%
Next $1 billion                                     0.55%
Next $1 billion                                     0.50%
Over $3 billion                                     0.40%

BOOKKEEPING FEE:

For each Fund the Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                           ANNUAL FEE RATE
------------------------------------------------------------
First $50 million                                 No charge
Next $950 million                                  0.035%
Next $1 billion                                    0.025%
Next $1 billion                                    0.015%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.17% annually of each Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is each Fund's principal underwriter. During the six months ended February 29, 2000, each Fund has been advised that the Distributor retained net underwriting discounts on CSDUSGF, CIUSGF and CFSF of $857, $35,703, and $8,357, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $1,555, $4,835, and $20 on Class A share redemptions, $26,797, $441,463, and $114,727 on Class B share redemptions, and $1,834, $4,915, and $695, on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor. CIUSGF and CFSF pay a service fee equal to 0.25% annually of their net assets as of the 20th of each month. CSDUSGF pays a service fee equal to 0.20% annually of Class A and Class B net assets and 0.25% annually of Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor. CSDUSGF pays a distribution fee equal to 0.65% annually of the average net assets of Class B shares and 0.15% annually of the average net assets of Class C shares. CIUSGF and CFSF each pay a distribution fee equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

For CSDUSGF, the Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

NOTE 4: PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 29, 2000, purchases and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were as follows:

                                   PURCHASES         SALES
-------------------------------------------------------------
CSDUSGF                        $   31,708,436  $   36,053,349
CIUSGF                         $1,112,205,200  $1,230,453,124
CFSF                           $1,794,270,923  $1,875,028,083

February 29, 2000 (Unaudited)


Transactions in written call options were as follows:

                                               CIUSGF
-------------------------------------------------------------
                                   PAR VALUE
                                  COVERED BY         PREMIUMS
                                WRITTEN OPTIONS      RECEIVED
-------------------------------------------------------------
Outstanding at
Beginning of period                $30,000,000       $147,656
Written                             37,000,000        141,641
Closed                                      --             --
Expirations                         67,000,000        289,297
Exercises                                   --             --
Outstanding at
End of period                               --             --

                                                CFSF
-------------------------------------------------------------
                                   PAR VALUE
                                  COVERED BY         PREMIUMS
                                WRITTEN OPTIONS      RECEIVED
-------------------------------------------------------------
Outstanding at
Beginning of period                $30,000,000       $147,656
Written                             35,000,000        133,984
Closed                                      --             --
Expirations                         65,000,000        281,640
Exercises                                   --             --
Outstanding at
End of period                               --             --

Unrealized appreciation (depreciation) at February 29, 2000, for both financial statement and federal income tax purposes was:

                                CSDUSGF    CIUSGF     CFSF
------------------------------------------------------------
Gross unrealized
  appreciation                $  56,019   $  3,657   $  3,010
Gross unrealized
  depreciation                 (225,765)   (25,573)   (42,222)
                              ---------   --------   --------
Net unrealized
  depreciation                $(169,746)  $(21,916)  $(39,212)
                              ---------   --------   --------

CAPITAL LOSS CARRYFORWARDS:

At August 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                    YEAR OF      CAPITAL LOSS
                                  EXPIRATION     CARRYFORWARD
-------------------------------------------------------------
CIUSGF                               2001      $    4,910,000
                                     2002           7,249,000
                                     2003          67,291,000
                                     2004          32,580,000
                                     2005          18,973,000
                                                 ------------
                                                 $131,003,000
                                                 ============

Of the CIUSGF loss carryforwards expiring in 2001 and 2002, $4,910,000 and $4,423,000, respectively, were acquired in the merger with Liberty Financial U.S. Government Securities Fund. Their availability for use in offsetting any future realized gains may be limited in a given year.

                                    YEAR OF      CAPITAL LOSS
                                  EXPIRATION     CARRYFORWARD
-------------------------------------------------------------
CFSF                                 2000      $      595,000
                                     2002          84,302,000
                                     2004          21,929,000
                                                 ------------
                                                 $106,826,000
                                                 ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

CIUSGF and CFSF may purchase or sell futures contracts and purchase and write options on futures and securities. The Funds will use these instruments to hedge against the effects of changes in the value of the portfolio securities due to anticipated changes in interest rates and/or market conditions and not for trading purposes. The Funds may also invest in these instruments for duration management. The use of futures contracts and options involves certain risks which include (1) the imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin, or option premium recorded in the Funds' Statement of Assets and Liabilities at any given time.

NOTE 5: LINE OF CREDIT

CSDUSGF may borrow up to 331/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 29, 2000.

NOTE 6: MERGER INFORMATION

On October 16, 1998, Crabbe Huson U.S. Government Income Fund (CHUSGIF) was merged into CSDUSGF by a non-taxable exchange of 421,220 Class A shares of the Fund (valued at $4,254,320) for the 382,027 of CHUSGIF shares then outstanding. The assets of CHUSGIF acquired included unrealized appreciation of $105,545. The aggregate net assets of the Fund and CHUSGIF immediately after the merger were $23,875,969.

Financial Highlights CSDUSGF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          (UNAUDITED)
                                                              SIX MONTHS ENDED FEBRUARY 29, 2000
                                                          ------------------------------------------
                                                            CLASS A         CLASS B        CLASS C
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     9.720     $     9.720    $     9.720
                                                          -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                       0.282           0.251          0.272
Net realized and unrealized loss                               (0.072)         (0.072)        (0.072)
                                                          -----------     -----------    -----------

Total from Investment Operations                                0.210           0.179          0.200
                                                          -----------     -----------    -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.280)         (0.249)        (0.270)
                                                          -----------     -----------    -----------

NET ASSET VALUE, END OF PERIOD                            $     9.650     $     9.650    $     9.650
                                                          -----------     -----------    -----------

Total return (b)(c)(d)                                           2.18%           1.85%          2.08%
                                                          -----------     -----------    -----------

RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                                  0.80%           1.45%          1.00%
Net investment income (e)(f)                                     5.84%           5.19%          5.64%
Fees and expenses waived or borne by the Advisor (e)(f)          0.60%           0.60%          0.60%
Portfolio turnover (d)                                            157%            157%           157%
Net assets at end of period (000)                         $    12,300     $     7,460    $     4,169
(a)      Net of fees and expenses waived or
         borne by the Advisor which amounted
         to:                                              $     0.060     $     0.060    $     0.060


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)      Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Annualized.


                                                                  YEAR ENDED AUGUST 31, 1999
                                                          ------------------------------------------
                                                            CLASS A         CLASS B        CLASS C
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    10.000     $    10.000    $    10.000
                                                       -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                    0.482           0.417          0.462
Net realized and unrealized loss                            (0.278)         (0.278)        (0.278)
                                                       -----------     -----------    -----------
Total from Investment Operations                             0.204           0.139          0.184
                                                       -----------     -----------    -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.470)         (0.406)        (0.451)
In excess of net investment income                          (0.009)         (0.008)        (0.008)
In excess of net realized gains                             (0.005)         (0.005)        (0.005)
                                                       -----------     -----------    -----------
Total Distributions Declared to Shareholders                (0.484)         (0.419)        (0.464)
                                                       -----------     -----------    -----------
NET ASSET VALUE, END OF PERIOD                         $     9.720     $     9.720    $     9.720
                                                       -----------     -----------    -----------
Total return (b)(c)                                           2.05%           1.39%          1.85%
                                                       -----------     -----------    -----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                  0.80%           1.45%          1.00%
Net investment income (d)                                     4.87%           4.22%          4.67%
Fees and expenses waived or borne by the Advisor (d)          0.69%           0.69%          0.69%
Portfolio turnover                                             112%            112%           112%
Net assets at end of period (000)                      $    11,750     $     8,198    $     5,203
(a)      Net of fees and expenses waived or borne
         by the Advisor which amounted
         to:                                           $     0.069     $     0.069    $     0.069

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                            YEAR ENDED AUGUST 31, 1998
                                                                                    -----------------------------------------
                                                                                       CLASS A        CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $    9.920     $    9.920     $    9.920
                                                                                    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                0.529          0.462          0.508
Net realized and unrealized gain                                                         0.113          0.113          0.113
                                                                                    ----------     ----------     ----------
Total from Investment Operations                                                         0.642          0.575          0.621
                                                                                    ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                              (0.541)        (0.476)        (0.521)
In excess of net investment income                                                      (0.021)        (0.019)        (0.020)
                                                                                    ----------     ----------     ----------
Total Distributions Declared to Shareholders                                            (0.562)        (0.495)        (0.541)
                                                                                    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                                      $   10.000     $   10.000     $   10.000
                                                                                    ----------     ----------     ----------
Total return (b)(c)                                                                       6.64%          5.93%          6.41%
                                                                                    ----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                              0.70%          1.35%          0.90%
Net investment income (d)                                                                 5.37%          4.72%          5.17%
Fees and expenses waived or borne by the Advisor (d)                                      1.10%          1.10%          1.10%
Portfolio turnover                                                                         183%           183%           183%
Net assets at end of period (000)                                                   $    7,284     $    7,543     $    1,937

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:      $    0.110     $    0.110     $    0.110

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge

(c) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                            YEAR ENDED AUGUST 31, 1997
                                                                                    -----------------------------------------
                                                                                       CLASS A        CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $    9.820     $    9.820     $    9.820
                                                                                    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                0.561          0.497          0.542
Net realized and unrealized gain                                                         0.090          0.090          0.090
                                                                                    ----------     ----------     ----------
Total from Investment Operations                                                         0.651          0.587          0.632
                                                                                    ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                              (0.551)        (0.487)        (0.532)
                                                                                    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                                      $    9.920     $    9.920     $    9.920
                                                                                    ----------     ----------     ----------
Total return (b)(c)                                                                       6.79%          6.11%          6.59%
                                                                                    ----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                              0.50%          1.15%          0.70%
Net investment income (d)                                                                 5.64%          4.99%          5.44%
Fees and expenses waived or borne by the Advisor (d)                                      1.76%          1.76%          1.76%
Portfolio turnover                                                                          73%            73%            73%
Net assets at end of period (000)                                                   $    6,858     $    4,233     $      575
(a) Net of fees and expenses waived or borne by the Advisor which amounted to:      $    0.169     $    0.169     $    0.169

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge

(c) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



See notes to financial statements.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Year ended August 31
                                                        --------------------------------------------------
                                                                             1996
                                                        --------------------------------------------------
                                                         Class A           Class B           Class C
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $    9.850        $    9.850        $    9.850
                                                        ----------        ----------        ----------
Income From Investment Operations:
Net investment income (a)                                    0.568             0.504             0.549
Net realized and unrealized gain (loss)                     (0.032)           (0.032)           (0.032)
                                                        ----------        ----------        ----------
Total from Investment Operations                             0.536             0.472             0.517
                                                        ----------        ----------        ----------
Less Distributions Declared to Shareholders:
From net investment income                                  (0.566)           (0.502)           (0.547)
                                                        ----------        ----------        ----------
Net Asset Value, End of Period                          $    9.820        $    9.820        $    9.820
                                                        ----------        ----------        ----------
Total return (c)(d)                                           5.57%             4.89%             5.36%
                                                        ----------        ----------        ----------
Ratios to Average Net Assets:
Expenses                                                      0.50%(f)          1.15%(f)          0.70%(f)
Net investment income                                         5.99%(f)          5.34%(f)          5.79%(f)
Fees and expenses waived or borne by the Advisor              1.48%(f)          1.48%(f)          1.48%(f)
Portfolio turnover                                              51%               51%               51%
Net assets at end of period (000)                       $    6,136        $    4,004        $      461
(a) Net of fees and expenses waived or borne by the
 Advisor which amounted to:                             $    0.136        $    0.136        $    0.136

                                                                   Year ended August 31
                                                        -----------------------------------------
                                                                           1995
                                                         ----------------------------------------
                                                          Class A        Class B        Class C(b)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $    9.670     $    9.670     $    9.550
                                                         ----------     ----------     ----------
Income From Investment Operations:
Net investment income (a)                                     0.514          0.451          0.334
Net realized and unrealized gain (loss)                       0.152          0.152          0.280
                                                         ----------     ----------     ----------
Total from Investment Operations                              0.666          0.603          0.614
                                                         ----------     ----------     ----------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.486)        (0.423)        (0.314)
                                                         ----------     ----------     ----------
Net Asset Value, End of Period                           $    9.850     $    9.850     $    9.850
                                                         ----------     ----------     ----------
Total return (c)(d)                                            7.08%          6.39%          6.50%(e)
                                                         ----------     ----------     ----------
Ratios to Average Net Assets:
Expenses                                                       0.50%          1.15%          0.70%(g)
Net investment income                                          5.50%          4.85%          5.30%(g)
Fees and expenses waived or borne by the Advisor               1.14%          1.14%          1.14%(g)
Portfolio turnover                                               36%            36%            36%
Net assets at end of period (000)                        $    9,934     $    3,968     $      385
(a) Net of fees and expenses waived or borne by the
 Advisor which amounted to:                              $    0.107     $    0.107     $    0.107

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:

(b) Class C shares were initially offered on January 4, 1995. Per share data reflects activity from that date

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g)      Annualized.

Financial Highlights CIUSGF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  (Unaudited)
                                                       Six Months Ended February 29, 2000
                                               --------------------------------------------------
                                                Class A     Class B      Class C         Class Z
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $  6.320     $  6.320     $  6.320        $  6.320
                                               --------     --------     --------        --------
Income From Investment Operations:
Net investment income                             0.194        0.170        0.175(a)        0.201
Net realized and unrealized loss                 (0.130)      (0.130)      (0.130)         (0.130)
                                               --------     --------     --------        --------
Total from Investment Operations                  0.064        0.040        0.045           0.071
                                               --------     --------     --------        --------
Less Distributions Declared to Shareholders:
From net investment income                       (0.194)      (0.170)      (0.175)         (0.201)
                                               --------     --------     --------        --------
Net Asset Value, End of Period                 $  6.190     $  6.190     $  6.190        $  6.190
                                               --------     --------     --------        --------
Total return (b)(c)                                1.01%       (0.64)%   (0.71)%(f)          1.14%
                                               --------     --------     --------        --------
Ratios to Average Net Assets
Expenses  (d)(e)                                   1.16%        1.91%        1.76%(a)        0.91%
Net investment income  (d)(e)                      6.41%        5.66%        5.81%(a)        6.66%
Portfolio turnover                                  128%         128%         128%            128%
Net assets at end of period (in millions)      $    481     $    237     $      2        $      7

(a) Net of fees waived by the Distributor which amounted to $0.007 per share and 0.15% (annualized).

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e)      Annualized.

(f) Had the Distributor not waived a portion of the expenses, total return would have been reduced.

                                                              Year Ended August 31
                                               ---------------------------------------------------
                                                                      1999
                                               ---------------------------------------------------
                                               Class A      Class B      Class C        Class Z(a)
------------------------------------------------------------------------------------------------------
Net Asset Value,Beginning of Period            $  6.730     $  6.730     $  6.730       $  6.760
                                               --------     --------     --------       --------
Income From Investment Operations:
Net investment income                             0.375        0.325        0.335(b)       0.224
Net realized and unrealized gain (loss)          (0.416)      (0.416)      (0.416)        (0.435)
                                               --------     --------     --------       --------
Total from Investment Operations                 (0.041)      (0.091)      (0.081)        (0.211)
                                               --------     --------     --------       --------
Less Distributions Declared to Shareholders:
From net investment income                       (0.369)      (0.319)      (0.329)        (0.229)
In excess of net investment income                   --           --           --             --
                                               --------     --------     --------       --------
Total Distributions Declared to Shareholders     (0.369)      (0.319)      (0.329)        (0.229)
                                               --------     --------     --------       --------
Net Asset Value, End of Period                 $  6.320     $  6.320     $  6.320       $  6.320
                                               --------     --------     --------       --------
Total return (c)                                  (0.70)%      (1.44)%      (1.29)%(d)     (3.31)%(e)
                                               --------     --------     --------       --------
Ratios to Average Net Assets
Expenses (f)                                       1.15%        1.90%        1.75%(b)       0.92%(g)
Net investment income (f)                          6.10%        5.35%        5.50%(b)       6.35%(g)
Portfolio turnover                                   62%          62%          62%            62%
Net assets at end of period (in millions)      $    537     $    296     $      3       $      7

                                                         Year Ended August 31
                                               ----------------------------------------
                                                                 1998
                                               ----------------------------------------
                                               Class A      Class B         Class C
---------------------------------------------------------------------------------------
Net Asset Value,Beginning of Period            $  6.510     $  6.510        $  6.510
                                               --------     --------        --------
Income From Investment Operations:
Net investment income                             0.420        0.370           0.380(b)
Net realized and unrealized gain (loss)           0.204        0.204           0.204
                                               --------     --------        --------
Total from Investment Operations                  0.624        0.574           0.584
                                               --------     --------        --------
Less Distributions Declared to Shareholders:
From net investment income                       (0.376)      (0.329)         (0.339)
In excess of net investment income               (0.028)      (0.025)         (0.025)
                                               --------     --------        --------
Total Distributions Declared to Shareholders     (0.404)      (0.354)         (0.364)
                                               --------     --------        --------
Net Asset Value, End of Period                 $  6.730     $  6.730        $  6.730
                                               --------     --------        --------
Total return (c)                                   9.87%        9.03%           9.20%(d)
                                               --------     --------        --------
Ratios to Average Net Assets
Expenses (f)                                       1.12%        1.87%           1.72%(b)
Net investment income (f)                          6.02%        5.27%           5.42%(b)
Portfolio turnover                                  214%         214%            214%
Net assets at end of period (in millions)      $    651     $    395        $      1

(a) Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.

(b) Net of fees waived by the Distributor which amounted to $0.007 and $0.010 per share and 0.15% and 0.15%, respectfully.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of the expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                          YEAR ENDED AUGUST 31
                                               -------------------------------------------
                                                                  1997
                                               -------------------------------------------
                                                CLASS A         CLASS B         CLASS C(a)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    6.370      $    6.370      $    6.590
                                               ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.393           0.344           0.032
Net realized and unrealized gain (loss)             0.145           0.145          (0.082)
                                               ----------      ----------      ----------
Total from Investment Operations                    0.538           0.489          (0.050)
                                               ----------      ----------      ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.398)         (0.349)         (0.030)
In excess of net investment income                     --              --              --
                                               ----------      ----------      ----------
Total Distributions Declared to Shareholders       (0.398)         (0.349)         (0.030)
                                               ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                 $    6.510      $    6.510      $    6.510
                                               ----------      ----------      ----------
Total return (b)                                     8.64%           7.83%          (0.77)%(c)
                                               ----------      ----------      ----------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.13%(d)        1.88%(d)        1.78%(d)(e)
Net investment income                                6.43%(d)        5.68%(d)        5.85%(d)(e)
Portfolio turnover                                     61%             61%             61%
Net assets at end of period (in millions)      $      731      $      461      $      (f)

                                                                YEAR ENDED AUGUST 31
                                               ------------------------------------------------------
                                                         1996                           1995
                                               -------------------------      -----------------------
                                                CLASS A        CLASS B         CLASS A      CLASS B
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    6.550     $    6.550      $    6.420   $    6.420
                                               ----------     ----------      ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
NET investment income                               0.390          0.341           0.447        0.399
Net realized and unrealized gain (loss)            (0.161)        (0.161)          0.100        0.100
                                               ----------     ----------      ----------   ----------
Total from Investment Operations                    0.229          0.180           0.547        0.499
                                               ----------     ----------      ----------   ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.391)        (0.344)         (0.417)      (0.369)
In excess of net investment income                 (0.018)        (0.016)             --           --
                                               ----------     ----------      ----------   ----------
Total Distributions Declared to Shareholders       (0.409)        (0.360)         (0.417)      (0.369)
                                               ----------     ----------      ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $    6.370     $    6.370      $    6.550   $    6.550
                                               ----------     ----------      ----------   ----------
Total return (b)                                     3.51%          2.74%           8.88%        8.07%
                                               ----------     ----------      ----------   ----------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.11%(d)       1.86%(d)        1.11%        1.86%
Net investment income                                6.45%(d)       5.70%(d)        7.51%        6.76%
Portfolio turnover                                    123%            123%          140%          140%
Net assets at end of period (in millions)      $      921     $       572     $   1,164    $      701


(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e)      Annualized.

(f)      Rounds to less than one million.

FINANCIAL HIGHLIGHTS CFSF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                        (UNAUDITED)
                                                            SIX MONTHS ENDED FEBRUARY 29, 2000
                                               ---------------------------------------------------------------
                                                 CLASS A         CLASS B         CLASS C           CLASS Z
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     10.140     $     10.140    $     10.140      $     10.140
                                               ------------     ------------    ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.358            0.321           0.328(a)          0.371
Net realized and unrealized loss                     (0.291)          (0.291)         (0.291)           (0.291)
                                               ------------     ------------    ------------      ------------
Total from Investment Operations                      0.067            0.030           0.037             0.080
                                               ------------     ------------    ------------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.357)          (0.320)         (0.327)           (0.370)
                                               ------------     ------------    ------------      ------------
NET ASSET VALUE, END OF PERIOD                 $      9.850     $      9.850    $      9.850      $      9.850
                                               ------------     ------------    ------------      ------------
Total return (b)(c)                                    0.67%            0.30%           0.37%             0.79%
                                               ------------     ------------    ------------      ------------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(e)                                        1.15%            1.90%           1.75%(a)          0.90%
Net investment income (d)(e)                           7.18%            6.43%           6.58%(a)          7.43%
Portfolio turnover (c)                                  184%             184%            184%              184%
Net assets at end of period (in millions)      $    616,750     $     61,098    $      4,591      $          1

(a) Net of fees waived by the Distributor which amounted to $0.008 per share and 0.15% annualized.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e)      Annualized.


                                                                  YEAR ENDED AUGUST 31, 1999
                                               ---------------------------------------------------------------
                                                 CLASS A         CLASS B         CLASS C           CLASS Z(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     11.080     $     11.080    $     11.080      $     11.010
                                               ------------     ------------    ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.703            0.621           0.637(b)          0.479
Net realized and unrealized loss                     (0.969)          (0.969)         (0.969)           (0.885)
                                               ------------     ------------    ------------      ------------
Total from Investment Operations                     (0.266)          (0.348)         (0.332)           (0.406)
                                               ------------     ------------    ------------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.674)          (0.592)         (0.608)           (0.464)
                                               ------------     ------------    ------------      ------------
NET ASSET VALUE, END OF PERIOD                 $     10.140     $     10.140    $     10.140      $     10.140
                                               ------------     ------------    ------------      ------------
Total return (c)                                      (2.56)%          (3.30)%        (3.15)%(d)        (3.77)%(e)
                                               ------------     ------------    ------------      ------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                           1.15%            1.90%           1.79%(b)          0.91%(g)
Net investment income (f)                              6.58%            5.83%           5.98%(b)          7.19%(g)
Portfolio turnover                                       42%              42%             42%               42%
Net assets at end of period (in millions)      $    681,542     $     72,306    $      4,986      $          1

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.

(b) Net of fees waived by the Distributor which amounted to $0.013 per share and 0.15%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                        YEAR ENDED AUGUST 31, 1998
                                                  ------------------------------------
                                                   CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.520       $10.520       $10.520
                                                  --------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.708         0.625         0.642(a)
Net realized and unrealized gain                     0.530         0.530         0.530
                                                  --------       -------       -------
Total from Investment Operations                     1.238         1.155         1.172
                                                  --------       -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.678)       (0.595)       (0.612)
                                                  --------       -------       -------
NET ASSET VALUE, END OF PERIOD                    $ 11.080       $11.080       $11.080
                                                  ========       =======       =======
Total return (b)                                     12.11%        11.26%        11.43%
                                                  ========       =======       =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                          1.14%         1.89%         1.74%(a)
Net investment income (c)                             6.49%         5.74%         5.89%(a)
Portfolio turnover                                     356%          356%          356%
Net assets at end of period (in millions)         $    821       $    72       $     1

(a) Net of fees waived by the Distributor which amounted to $0.017 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                     PERIOD ENDED AUGUST 31, 1997(a)
                                                  ---------------------------------------
                                                  CLASS A       CLASS B       CLASS C(b)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.530       $10.530       $ 10.710
                                                  -------       -------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.580         0.515          0.058
Net realized and unrealized loss                   (0.038)       (0.038)        (0.198)
                                                  -------       -------       --------
Total from Investment Operations                    0.542         0.477          0.140
                                                  -------       -------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.552)       (0.487)        (0.050)
                                                  -------       -------       --------
NET ASSET VALUE, END OF PERIOD                    $10.520       $10.520       $ 10.520
                                                  =======       =======       ========
Total return (c)                                     5.31%(d)      4.66%(d)      (1.31)%(d)
                                                  =======       =======       ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                        1.19%(f)      1.94%(f)       1.82%(f)
Net investment income (e)                           6.71%(f)      5.96%(f)       6.55%(f)
Portfolio turnover                                    79%(d)        79%(d)         79%(d)
Net assets at end of period (in millions)         $  888        $   64         $      (g)

(a) The Fund changed its fiscal year end from October 31 to August 31. Information presented is for the period November 1, 1996 through August 31, 1997.

(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

(g)  Rounds to less than one million.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                            YEAR ENDED OCTOBER 31
                                                  ----------------------------------------------------------------------
                                                                 1996                                     1995
                                                  -------------------------------           ----------------------------
                                                     CLASS A              CLASS B              CLASS A           CLASS B
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   10.830           $   10.830           $    9.950        $    9.950
                                                  ----------           ----------           ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.696                0.617                0.710             0.633
Net realized and unrealized gain (loss)               (0.300)              (0.300)               0.907             0.907
                                                  ----------           ----------           ----------        ----------
Total from Investment Operations                       0.396                0.317                1.617             1.540
                                                  ----------           ----------           ----------        ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.684)              (0.606)              (0.709)           (0.632)
From net realized gains                                 --                   --                 (0.028)           (0.028)
From capital paid in                                  (0.012)              (0.011)                --                --
                                                  ----------           ----------           ----------        ----------
Total Distributions Declared to Shareholders          (0.696)              (0.617)              (0.737)           (0.660)
                                                  ----------           ----------           ----------        ----------
NET ASSET VALUE, END OF PERIOD                    $   10.530           $   10.530           $   10.830        $   10.830
                                                  ==========           ==========           ==========        ==========
Total return (a)                                        3.88%                3.11%               16.82%            15.96%
                                                  ==========           ==========           ==========        ==========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.18%(b)             1.93%(b)             1.17%             1.92%
Net investment income                                   6.62%(b)             5.87%(b)             7.04%             6.29%
Portfolio turnover                                       125%                 125%                 171%              171%
Net assets at end of period (in millions)         $    1,026           $       73           $    1,201       $       79

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Government Funds is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Government Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.




SEMIANNUAL REPORT:
COLONIAL GOVERNMENT FUNDS

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COLONIAL             FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE               A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
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COLONIAL GOVERNMENT FUNDS       SEMIANNUAL REPORT


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